Prepayments, other receivables and other assets	12 Months Ended
Dec. 31, 2021
Prepayments and accrued income other than contract assets [abstract]
Prepayments, other receivables and other assets
8.
Prepayments, other receivables and other assets

The detail information of prepayments, other receivables and other assets for the years ended December 31, 2020 and 2021 is as below:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Value-added tax deductable	3,302	32,367
Value-added tax recoverable	23,947	31,964
Prepayments to charging stations	19,906	31,791
Prepayment for rental, facility and utilities	92	5,615
Prepayments for charging piles procurement	1,951	5,106
Prepayments for miscellaneous	617	2,146
Deposits	300	1,462
Receivables from related parties	—	556
Others	1,096	672
Credit loss allowance	(1,352)	(5,846)
Total	49,859	105,833